Provisions for judicial and administrative proceedings, commitments and other provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Provisional contribution on financial transaction on customer operations	R$ 1,099,049	R$ 1,016,253
National social security contribution	138,250	133,593
Service tax	379,234	R$ 319,020	R$ 283,528
Main lawsuite losses	34,644,132
Other legal expenses related to PIS and COFINS	2,121,173
Profit sharing on INSS	9,164,600
Tax on services ISS	4,044,099
Non approved compensation	5,080,503
Amortization of banco goodwill	1,637,412
Losess on credit operations	1,446,014
Use of CSLL tax loss and nagative basis	2,361,898
Amortization of banco goodwill banco sudameris	743,918
Capital gain IRPJ and CSLL	549,815
IRRF - Remittance Abroad	918,413
Labor litigation with possible risk of loss	149,992
Civil lawsuits with possible risk of loss	R$ 2,692,210